Convertible Preferred Stock and Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity (Deficit)
Summary of warrants outstanding and exercisable

The following table summarizes the warrants outstanding and exercisable as of September 30, 2014:

Warrants to Purchase	Shares	Exercise Price	Expiration Date
Common stock	1,449	$20.70	07/12/2016
Common stock	14,130	$27.60	08/28/2018
Common stock	29,889	$27.60	12/21/2021

The following table summarizes the warrants outstanding and exercisable as of December 31, 2013:

Warrants to Purchase	Warrants Outstanding	Exercise Price	Expiration Date
Series C convertible preferred stock	1,449	$20.70	07/12/2016
Series D convertible preferred stock	14,130	$27.60	08/28/2018
Series D convertible preferred stock	29,889	$27.60	12/21/2021

Schedule of shares of common stock reserved for issuance

At September 30, 2014, the Company has reserved the following shares of common stock for issuance:

Common stock options outstanding	1,488,174
Restricted stock units outstanding	391,304
Shares available for future grant under employee compensation plans	1,861,623
Shares available through employee stock purchase plan	250,000
Warrants	45,468
4,036,569

        At December 31, 2013, the Company has reserved the following shares of common stock for issuance:

Common stock options outstanding	1,291,917
Restricted stock units outstanding	391,304
Shares available for future grant	311,912
Series A-1 preferred stock	29,346
Series A-2 preferred stock	1,080,640
Series B preferred stock	6,570,106
Series C preferred stock	724,632
Series D preferred stock	1,086,956
Warrants	45,468

11,532,281